Summary of Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Jul. 01, 2014	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Significant Accounting Policies [Line Items]
Income before income taxes and equity in net income (losses) of affiliates		¥ 949,563	¥ 778,021	¥ 643,883
Net income attributable to NTT DOCOMO, INC.		¥ 652,538	¥ 548,378	¥ 410,093
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.		¥ 175.12	¥ 141.30	¥ 101.55
Losses due to write down of handsets		¥ 11,043	¥ 18,880	¥ 13,716
Depreciation and amortization expenses of property, plant and equipment		¥ 284,542	460,547	479,569
Equity method investment description		For some investees accounted for under the equity method, DOCOMO records its share of income or losses of such investees with up to a 3 month lag in its consolidated statements of income.
Goodwill		¥ 230,971	243,695	266,311
Internal use software description		DOCOMO capitalizes the cost of internal-use software which has a useful life in excess of 1 year. Subsequent costs for additions, modifications or upgrades to internal-use software are capitalized only to the extent that the software is able to perform a task it previously did not perform.
Maximum useful life of internal-use capitalized software		7 years
Acquired finite lived intangible assets, weighted-average amortization period		20 years
Revenue recognition description		DOCOMO provides subscribers with options to select installment payments for the purchase of the handset over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among DOCOMO, subscribers and agent resellers, DOCOMO provides financing by providing funds for the purchase of the handset by the subscribers.
Expense for point programs		¥ 94,291	57,832	67,705
Telecommunications Business
Significant Accounting Policies [Line Items]
Goodwill		¥ 139,005	143,927	143,918
Software for telecommunications network
Significant Accounting Policies [Line Items]
Acquired finite lived intangible assets, weighted-average amortization period		7 years
Valuation Allowance for Receivables Held for Sale
Significant Accounting Policies [Line Items]
Cost exceeding fair value of receivables held for sale		¥ 6,492	7,732	7,635	¥ 7,064
Change in Accounting Method Accounted for as Change in Estimate
Significant Accounting Policies [Line Items]
Income before income taxes and equity in net income (losses) of affiliates				51,307
Net income attributable to NTT DOCOMO, INC.		¥ 105,370		¥ 32,939
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.		¥ 28.28		¥ 8.16
Depreciation and amortization expenses of property, plant and equipment		¥ 154,050
Change in Accounting Method Accounted for as Change in Estimate | Software for telecommunications network | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life of software	5 years
Change in Accounting Method Accounted for as Change in Estimate | Software for telecommunications network | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life of software	7 years
JAPAN | Telecommunications Business
Significant Accounting Policies [Line Items]
Goodwill		127,272	127,272
Selling, general and administrative
Significant Accounting Policies [Line Items]
Aggregated amount of losses on sales of receivables and adjustments to record receivables held for sale		60,827	62,305	¥ 67,327
Sales commission		320,800
Expense for point programs		94,291
Receivables Held For Sale | Valuation Allowance for Receivables Held for Sale
Significant Accounting Policies [Line Items]
Cost exceeding fair value of receivables held for sale		¥ 6,492	¥ 7,732